Provisions - Balances of Provisions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 2,316	€ 3,138
Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	1,247	1,379
Telefónica Brazil
Disclosure of other provisions [line items]
Other provisions	898	1,072
Telefónica Brazil | Tax proceedings
Disclosure of other provisions [line items]
Other provisions	348	440	€ 902
Telefónica Brazil | Tax proceedings | Federal taxes
Disclosure of other provisions [line items]
Other provisions	127	119
Telefónica Brazil | Tax proceedings | State taxes
Disclosure of other provisions [line items]
Other provisions	103	205
Telefónica Brazil | Tax proceedings | Municipal taxes
Disclosure of other provisions [line items]
Other provisions	8	8
Telefónica Brazil | Tax proceedings | FUST
Disclosure of other provisions [line items]
Other provisions	110	108
Telefónica Brazil | Regulatory proceedings
Disclosure of other provisions [line items]
Other provisions	253	230
Telefónica Brazil | Labor claims
Disclosure of other provisions [line items]
Other provisions	121	176
Telefónica Brazil | Civil proceedings
Disclosure of other provisions [line items]
Other provisions	€ 176	€ 226